Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Compensation liabilities not currently deductible	$ 37,341	$ 36,746
Expenses and reserves not currently deductible	6,151	5,498
Goodwill and intangibles	6,518	9,075
Net operating loss carryforwards (expiring in years 2015-2026)	444	432
Foreign tax credits (expiring in years 2020 and 2021)	4,092	4,090
Other	480	677
Total deferred tax assets	55,026	56,518
Less: Valuation allowance	(157)	(158)
Deferred tax assets, net of valuation allowance	54,869	56,360
Deferred tax liabilities:
Inventories	(6,021)	(4,755)
Unremitted foreign earnings	(2,804)	(2,804)
Depreciation and differences in property bases	(11,602)	(2,062)
Total deferred tax liabilities	(20,427)	(9,621)
Net deferred tax assets	34,442	46,739
The net deferred tax asset is classified as follows:
Other current assets	12,189	5,510
Deferred tax assets (long-term)	26,424	43,447
Other liabilities	(4,171)	(2,218)
Net deferred tax assets	$ 34,442	$ 46,739